Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	19,663,254
Proposed Maximum Offering Price per Unit	5.76
Maximum Aggregate Offering Price	$ 113,260,343.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,641.25
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Represents the sum of (i) the resale of 19,663,254 shares of our common stock, $0.0001 par value per share ("Common Stock"), issued in connection with the Business Combination described in the prospectus forming part of this registration statement, consisting of 5,913,260 shares held by or issuable to certain holders entitled to resale registration rights, including 751,343 SAFE conversion shares, 5,124,781 shares of Common Stock held by the Sponsor or its permitted transferees (consisting of 3,450,000 shares of Common Stock issued in respect of Founder Shares not subject to vesting or forfeiture, 1,150,000 Deferred Founder Shares and 524,781 Incentive Founder Shares, in each case subject to the lock-up and, where applicable, the vesting and forfeiture conditions described in the prospectus forming part of this registration statement), and 37,136 shares transferred to the NRA Investors, plus 13,749,994 shares deliverable to the Initial PIPE Investors, and (ii) a primary offering of up to 16,000,000 shares of common stock, consisting of 4,500,000 shares issuable upon exercise of Private Warrants and 11,500,000 shares issuable upon exercise of Public Warrants, and states an assumed warrant exercise price of $11.50 per share. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC ("Nasdaq") on July 27, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 184,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,410.40
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Represents the sum of (i) the resale of 19,663,254 shares of our common stock, $0.0001 par value per share ("Common Stock"), issued in connection with the Business Combination described in the prospectus forming part of this registration statement, consisting of 5,913,260 shares held by or issuable to certain holders entitled to resale registration rights, including 751,343 SAFE conversion shares, 5,124,781 Incentive Founder Shares, and 37,136 shares transferred to the NRA Investors, plus 13,749,994 shares deliverable to the Initial PIPE Investors, and (ii) a primary offering of up to 16,000,000 shares of common stock, consisting of 4,500,000 shares issuable upon exercise of Private Warrants and 11,500,000 shares issuable upon exercise of Public Warrants, and states an assumed warrant exercise price of $11.50 per share. (4) Reflects the shares of Common Stock that may be issued upon exercise of outstanding Warrants, for an exercise price of $11.50 per share of Common Stock. (5) Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	4,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Represents the sum of (i) the resale of 19,663,254 shares of our common stock, $0.0001 par value per share ("Common Stock"), issued in connection with the Business Combination described in the prospectus forming part of this registration statement, consisting of 5,913,260 shares held by or issuable to certain holders entitled to resale registration rights, including 751,343 SAFE conversion shares, 5,124,781 Incentive Founder Shares, and 37,136 shares transferred to the NRA Investors, plus 13,749,994 shares deliverable to the Initial PIPE Investors, and (ii) a primary offering of up to 16,000,000 shares of common stock, consisting of 4,500,000 shares issuable upon exercise of Private Warrants and 11,500,000 shares issuable upon exercise of Public Warrants, and states an assumed warrant exercise price of $11.50 per share. (6) In accordance with Rule 457(g), the entire registration fee for the Warrants is allocated to the shares of Common Stock underlying the Warrants, and no separate fee is payable for the Warrants.